Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	$ 218,261	€ (1,656,992)	$ 879,531	$ 1,556,537	€ (2,344,941)	$ 1,274,271
Cash and cash equivalents [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	1,791	3,462		388,950	539,474
Trade and other receivables [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	1,523,292	91,864	879,531	1,436,086	26,843	1,274,271
Trade and other payables [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	(1,086,206)	(1,452,883)		(104,676)	(2,615,791)
Accrued expenses [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	$ (220,616)	€ (299,435)		$ (163,823)	€ (295,467)